INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES
INCOME TAXES

13.   INCOME TAXES

(a)	The major components of the income tax expense are:

Years ended December 31,	2018	2017

Current income tax:
Current taxes	$7,902	$6,503
Current taxes referring to previous periods	(973)	228
Withholding taxes and other	702	978
	$7,631	$7,709

Deferred income tax:
Origination and reversal of temporary differences	$56,423	$42,250
Impact of changes in tax rates	(4,637)	(35,047)
Benefits arising from a previously unrecognized tax loss that reduced:
— Current tax expense	(6,408)	—
— Deferred tax expense	(200)	—
Withholding taxes on profits of subsidiaries	85	(629)
Other	(243)	(865)
	$45,020	$5,709
Income tax expense	$52,651	$13,418

For the year ended December 31, 2018, current tax expense includes $0.2 million (2017 - nil)  associated with the disposition of a property in Germany.

(b)	The effective income tax rate reported in the combined statements of net income varies from the Canadian statutory rate for the following reasons:

Years ended December 31,	2018	2017
Income before income taxes	$518,008	$371,166
Expected income taxes at the Canadian statutory tax rate of 26.5% (2017 — 26.5%)	$137,272	$98,359
Income distributed and taxable to unitholders	(81,272)	(50,005)
Net foreign rate differentials	(7,830)	(3,708)
Net change in provisions for uncertain tax positions	810	1,762
Net permanent differences	7,261	1,947
Net effect of change in tax rates	(4,637)	(35,047)
Withholding taxes and other	1,047	110
Income tax expense	$52,651	$13,418

(c)	Deferred tax assets and liabilities consist of temporary differences related to the following:

As at December 31,	2018	2017
Deferred tax assets:
Investment properties	$769	$11
Eligible capital expenditures	2,441	2,625
Other	2,091	3,106
Deferred tax assets	$5,301	$5,742
Deferred tax liabilities:
Investment properties	$304,593	$243,357
Withholding tax on undistributed subsidiary profits	682	512
Other	(1,310)	183
Deferred tax liabilities	$303,965	$244,052

(d)	Changes in the net deferred tax liabilities consist of the following:

Years ended December 31,	2018	2017
Balance, beginning of year	$238,310	$231,852
Deferred tax expense recognized in net income	45,020	5,709
Foreign currency translation of deferred tax balances	15,334	749
Net deferred tax liabilities, end of year	$298,664	$238,310

(e)	Net cash payments of income taxes amounted to $10.3 million for the year ended December 31, 2018 (2017 — $3.5 million) which included $0.7 million of withholding taxes paid (2017 — $1.0 million).
(f)

The Trust conducts operations in a number of countries with varying statutory rates of taxation. Judgment is required in the estimation of income tax expense and deferred income tax assets and liabilities in each of the Trust’s operating jurisdictions. This process involves estimating actual current tax exposure, assessing temporary differences that result from the different treatments of items for tax and accounting purposes, assessing whether it is more likely than not that deferred income tax assets will be realized and, based on all the available evidence, determining if a provision is required on all or a portion of such deferred income tax assets. The Trust reports a liability for uncertain tax positions (“unrecognized tax benefits”) taken or expected to be taken in a tax return. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

As at December 31, 2018, the Trust had $13.2 million (2017 — $12.0 million) of unrecognized income tax benefits, including $0.3 million (2017 — $0.2 million) related to accrued interest and penalties, all of which could ultimately reduce the Trust’s effective tax rate should these tax benefits become recognized. The Trust believes that it has adequately provided for reasonably foreseeable outcomes related to tax examinations and that any resolution will not have a material effect on the combined financial position, results of operations or cash flows. However, the Trust cannot predict with any level of certainty the exact nature of any future possible outcome.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

As at December 31,	2018	2017
Unrecognized tax benefits balance, beginning of year	$12,035	$10,143
Decreases for tax positions of prior years	(1,183)	(416)
Increases for tax positions of current year	1,898	1,727
Foreign currency impact	447	581
Unrecognized tax benefits balance, end of year	$13,197	$12,035

It is reasonably possible that the gross unrecognized tax benefits, as of December 31, 2018, could decrease in the next 12 months. The quantum of the decrease could range between a nominal amount and $2.8 million (2017 — a nominal amount and $0.4 million) and relates primarily to tax years becoming statute barred for purposes of future tax examinations by local taxing authorities and the outcome of current tax examinations. For the year ended December 31, 2018, $0.1 million of interest and penalties was recorded (2017 — $0.1 million) in income tax expense in the combined statements of net income.

As at December 31, 2018, the following tax years remained subject to examination:

Major Jurisdictions
Canada	2012 through 2018
United States	2015 through 2018
Austria	2013 through 2018
Germany	2013 through 2018
Netherlands	2013 through 2018

As at December 31, 2018, the Trust had approximately $280.0 million of Canadian capital loss carryforwards that do not expire and other losses and deductible temporary differences in various tax jurisdictions of approximately $32.9 million. The Trust believes it is not probable that these tax assets can be realized; and accordingly, no related deferred tax asset was recognized at December 31, 2018.